CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES	12 Months Ended
Apr. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of April 30, 2024, the Company had two customers that accounted for 100%, compared to two customers accounting for 47% of the Company’s trade receivables balance as of April 30, 2023.

Accounts Payable Concentration

As of April 30, 2024 and 2023, the Company had four significant suppliers that accounted for 63% and 59% of the Company’s trade payables balances, respectively.